Employee Benefit Plans (Accumulated Benefit Obligation in Excess of Plan Assets) (Details) (USD $) In Millions, unless otherwise specified	Dec. 28, 2013	Dec. 29, 2012
Compensation and Retirement Disclosure [Abstract]
Projected benefit obligation	$ 2,023.4	$ 2,635.4
Accumulated benefit obligation	1,978.3	2,554.4
Fair value of plan assets	$ 1,644.2	$ 1,845.7